Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2017, the Company had the following transactions with related parties.

Patent License Agreement (Siemens Patents) and Patent License Asset Purchase Agreement Shares Issued

During the year ended December 31, 2017, the Company issued to Mr. Rosellini 3,050,000 shares of the Company’s restricted common stock valued at $3,050,000 in connection with the Patent License Agreement. On September 29, 2016, William Rosellini, our Chief Executive Officer, a director and a majority shareholder of the Company, entered into a patent license agreement (the “License Agreement”) with Magnus IP GmbH, German corporation (“Magnus”). Pursuant to the terms of the License Agreement, Magnus granted to Mr. Rosellini, and his affiliates, a non-exclusive, non-transferable, non-assignable without the right to sublicense worldwide license to a portfolio of 86 patents, referred to herein as the “Siemens Patents”.

The intellectual property relates to IOT technology as described by a system of interrelated computing devices, mechanical and digital machines, objects, animals, and/or people that have unique identifiers and a subsequent ability to transfer data over a network without requiring human-to-human or human-to-computer interaction. This technology can be utilized in a wide variety of medical device applications, most notably in hospitals, nursing facilities, or patients’ homes.

On December 15, 2016, Mr. Rosellini sold, assigned, and transferred all his right, title, and interest in and to the license owned by him related to the Siemens Patents to the Company pursuant to the Purchase Agreement. As consideration for the transfer of the Siemens Patents and the license related thereto, the Company paid to Mr. Rosellini the sum of $140,000 in cash and 3,050,000 shares of the Company’s restricted common stock valued at $3,050,000.

January 6, 2017 Stock Exchange Agreement

On January 6, 2017, the Company and RS, a company controlled by our CEO William Rosellini, entered into a stock exchange agreement. Subject to the terms and conditions set forth the stock exchange agreement, on the Effective Date, RS sold, transferred, and assigned to Nexeon all of its right, title and interest in and to 100 shares of common stock of MicroTransponder Inc., a Delaware corporation (the “MTI Shares”) in exchange for 389 shares of common stock of Emeritus Clinical Solutions, Inc. (formerly Telemend, Inc.), a Texas corporation, owned by Nexeon and Nexeon sold, transferred and assigned to RS 389 shares of common stock of Emeritus Clinical Solutions, Inc. in exchange for the 100 MTI Shares.

January 10, 2017 Acquisition Agreement

On January 10, 2017, RS, a company controlled by our CEO, William Rosellini, and Nexeon Europe, which is a wholly-owned subsidiary of the Company, and in the presence of NMB, entered into an acquisition agreement. RS is the sole shareholder of NMB owning 107,154 shares (the “NMB Shares”).

Pursuant to the acquisition agreement, RS granted to Nexeon Europe the exclusive and irrevocable right to purchase the NMB Shares upon the terms and conditions set forth in the acquisition agreement (the “Right to Purchase”). The consideration for the Right to Purchase is US $1,000 (the “Acquisition Price”). Nexeon Europe shall have the right to exercise the Right to Purchase commencing from the date of the acquisition agreement and terminating on December 31, 2017 (the “Acquisition Period”). In the event Nexeon Europe exercises the Right to Purchase, the acquisition agreement shall be automatically deemed converted into and considered a share transfer agreement for the purchase of the NMB Shares and the Acquisition Price shall be considered the purchase price of the NMB Shares and shall be deemed to have been satisfied by Nexeon Europe to RS as of the date of the acquisition agreement. If Nexeon Europe elects not to exercise the Right to Purchase on or before December 31, 2017, then the acquisition agreement shall become null and void and of no further force and effect.

On September 1, 2017, through its wholly-owned subsidiary Nexeon Europe, the Company completed the acquisition of NMB, along with NMB’s wholly owned subsidiaries Medi-Line and its holding company INGEST, which are incorporated under the laws of Belgium. INGEST is the holding company for Medi-Line. The option price of $1,000 is due and payable to RS and is recorded as Due to related party on the balance sheet as of December 31, 2017.

Warrant Conversion Offer

On March 21, 2017, the Company offered to current warrant holders who participated in the 2016 Private Placement which closed on December 2, 2016, the opportunity to convert their warrants into common stock of the Company on the following terms. The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder. During the year ended December 31, 2017, the following officers, directors and related parties have converted warrants pursuant to the Warrant Exchange Offer, as follows:

Mark C. Bates, previously our Chief Innovation Officer and a Director, held 370,000 warrants and pursuant to the terms of the Warrant Conversion Offer, converted 62,900 warrants into 62,900 shares of common stock, with 307,100 warrants being cancelled. The 62,900 shares of common stock were value at $629.

Dr. Michael Rosellini, the father of William Rosellini, our Chief Executive Officer, held 617,000 warrants individually and 600,000 warrants under the Michael Rosellini ROTH IRA. Dr. Rosellini, pursuant to the terms of the Warrant Conversion Offer, converted 206,890 warrants into 206,890 shares of common stock, with 1,010,110 warrants being cancelled. The 206,890 shares of common stock are held as follows: 104,890 shares by Dr. Rosellini individually and 102,000 shares by the Michael Rosellini ROTH IRA. The 206,890 shares of common stock were value at $2,069.

Michael Neitzel, a Director, held 500,000 warrants through Yorkville MGB Investments, LLC (“Yorkville”). Mr. Neitzel is the Managing Partner of Yorkville. Mr. Neitzel converted 85,000 warrants into 85,000 shares of common stock pursuant to the terms of the Warrant Conversion Offer, with 415,000 warrants being cancelled. The 85,000 shares of common stock were value at $850.

Nuviant Medical, GmbH Waiver of Debt Agreement

On May 19, NMB entered into a Waiver of debt agreement to waive the outstanding loan balance and accrued interest outstanding pursuant to the September 21, 2015, loan agreement between NMB and Nuviant Medical, GmbH, a related entity to RS. The agreement waives the outstanding balance of the loan and accrued interest in the amount $171,946 and thereby waiving any right or action in respect to this debt. An expense had been recorded as bad debt on the statement of comprehensive income in the amount $174,252. During the year ended December 31, 2017 and prior to the waiver of debt agreement, NMB loaned Nuviant Medical, GmbH $59,027.

RS Loan of Nexeon MedSystems Inc Common Stock and Debt Repayment Agreement Dated December 29, 2017

On June 23, 2017, RS transferred 81,035 shares of restricted common stock of the Company to NMB. The shares were valued at $107,292. The loan is non-interest bearing and is to be re-paid to RS in Nexeon MedSystems Inc restricted common stock issued by the Company through an intercompany loan with NMB. The 81,035 shares were exchanged for outstanding payables to vendors of NMB in the amount of $107,292.

On October 9, 2017, the Company issued 81,035 shares of the Company’s restricted common stock to RS, a company controlled by our Chief Executive Officer, William Rosellini as repayment for 81,035 shares of the Company’s restricted common stock RS loaned to NMB for payment of outstanding vendor invoices. On December 29, 2017 an additional 61,884 shares of the Company’s restricted common stock were issued to RS in settlement for a cash loan to NMB from RS and for an adjustment to the market value of the 81,035 shares described above per the debt repayment agreement dated December 29, 2017. In total, the 142,919 shares were valued $119,746. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act, by Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

Warrants Issued for Personal Guarantee

In connection with the securities purchase agreement with LC, Michael Rosellini, a shareholder in the Company and father of the Company’s CEO William Rosellini, provided a personal guarantee in the amount of $1,120,000 to induce LC to make the loan to the Company and accept the promissory note in the amount of $1,120,000. As consideration for providing the personal guarantee, the Company issued Michael Rosellini warrants to purchase 200,000 shares of the Company’s common stock with an exercise price of $1.50 per share purchased and having a 2-year term.

On November 22, 2017, Michael Rosellini exercised his right to purchase 200,000 shares of the Company’s restricted common stock. The cashless exercise pursuant to the warrant was elected and the Company issued 12,500 shares of restricted common stock pursuant to the exercise.

Share Loan Agreement Dated December 29, 2017

On December 29, 2017, the Company issued 77,008 shares of restricted common stock pursuant to the share loan agreement with Michael Rosellini as repayment for a loan of 53,214 shares of registered common stock borrowed by the Company and used to pay certain vendors of the Company. The 77,008 restricted shares were valued at $48,130. Michael Rosellini is a shareholder of the Company and father of our Chief Executive Officer.